Borrowings - Schedule of Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,735,573	$ 1,324,848
Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	209,463	200,822
Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	940,780	864,264
Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 585,330	$ 259,762